INVESTMENT AND ADVANCES IN JOINT VENTURE (Details 1) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Current assets	$ 4,202,863	$ 6,756
Current liabilities	320,321	633,232
Net and comprehensive loss	(4,865,249)	$ (88,405)	$ (73,712)
Cordova OR Operations, LLC
Statement Line Items [Line Items]
Current assets	320,330
Non-current assets	2,241,939
Current liabilities	(624,493)
Non-current liabilities	0
Net and comprehensive loss	$ 27,603